Derivative Financial Instruments - Fair Value and Notional Amounts of Derivative Instruments (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Notional amounts
Total derivative assets	$ 172.6	$ 0.0
Total derivative liabilities	0.1	31.0
Fair value
Fair value	0.2	0.0
Fair value	0.1	(0.5)
Forwards
Notional amounts
Total derivative assets	172.6	0.0
Total derivative liabilities	0.0	31.0
Fair value
Fair value	0.2	0.0
Fair value	0.0	(0.5)
Credit default swaps
Notional amounts
Total derivative liabilities	0.1	0.0
Fair value
Fair value	$ 0.1	$ 0.0